Equity investment (Tables)	12 Months Ended
Dec. 31, 2023
Equity investment
Schedule of investment in V-Click

	For the years ended
	December 31,
	2022	2023
Balance at the beginning of year	354	279
Share of losses	(75)	(61)
Balance at the end of year	279	218